Related Party Transactions - Key Management Personnel Transactions (Details) - AUD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Key management personnel transactions [Abstract]
Amount of compensation to key management personnel	$ 0	$ 0	$ 0